Note 8 - Goodwill and Intangible Assets Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Acquired Technology [Member]
Useful Life	7 years
Finite-Lived Intangible Assets, Gross	$ 15,324	$ 15,324
Internal Use Software [Member]
Useful Life	3 years
Finite-Lived Intangible Assets, Gross	$ 10,410	2,212
Contracts and Customer Lists [Member]
Useful Life	11 years
Finite-Lived Intangible Assets, Gross	$ 48,571	48,571
Trademarks and Domain Names [Member]
Useful Life	9 years
Finite-Lived Intangible Assets, Gross	$ 1,150	1,150
Covenants Not to Compete [Member]
Useful Life	5 years
Finite-Lived Intangible Assets, Gross	$ 5,016	5,016
Internal Use Software in Development [Member]
Finite-Lived Intangible Assets, Gross	2,144	4,811
Goodwill	67,403	67,403
Finite-Lived Intangible Assets, Gross	82,615	77,084
Less: Accumulated amortization	(26,360)	(17,250)
Intangible assets, net	$ 56,255	$ 59,834